SHARE-BASED PAYMENT - 2018 Plan (Details) ¥ in Thousands		12 Months Ended
	Jan. 01, 2018 shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) shares
SHARE-BASED PAYMENT
Share-based compensation expense | ¥			¥ 59,698		¥ 49,107		¥ 83,122
2018 Plan | Share options
SHARE-BASED PAYMENT
Shares authorized (in shares) | shares	9,559,607
Increase in authorized shares (as percent of outstanding shares)	1.00%
Granted (in shares) | shares			1,851,154		1,492,332		8,988,000
Share options granted exercise price | $ / shares		$ 0		$ 0		$ 0.01
Share-based compensation expense | ¥			¥ 30,910		¥ 32,916		¥ 64,415